Events after the Reporting Period	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events after the Reporting Period

27. EVENTS AFTER THE REPORTING PERIOD

After the reporting date of December 31, 2023, the following significant events have occurred:

In the first quarter of 2024, certain employees converted 454,865 options, as part of their stock option plan, into 454,865 Class A ordinary shares of Euros 0.12 of par value, resulting in an increase of share capital of Euros 55 thousand.

On January 2024, a holder of Private Warrants, have converted 387 warrants on 387 Class A ordinary shares of Euros 0.12 of par value, resulting in an increase of share capital of Euros 46.44.